UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 06/30/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2014

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

 Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2014 Shareholder Letter

 “Solid Growth for TOPS® Portfolios at the Halfway Point of 2014”

As the world focuses on the World Cup and stock markets hit all-time highs, the similarities of investing and sports come to mind. The TOPS® Portfolios, like many well managed portfolios we have encountered, have been experiencing positive momentum. When a sports team is experiencing positive momentum, emotions may rule the day. Fair weather fans come out of the woodwork, typically quickly picking up right where they left off the last time the team was hot. Analysts pore over reams of data, predicting the outcome of matches based on weather cycles, how the team usually plays on a particular day of the week, or statistics on how a particular team has fared over multiple decades. As a combination of art, science, and human emotion, the financial markets cannot escape hints of the same elements that are experienced in the sports world.

Fair weather fans who deserted their investment plan during the slight pullback early this year may face more difficult decisions than those who maintained their allegiance. When the short-term forecasts that many pundits had for economic growth, interest rates and earnings proved inaccurate, emotional responses were difficult to suppress. However, when the buzzer sounded on the first half of 2014, both stocks and bonds posted positive results.

Stock market returns were solid across both size and global spectrums as the S&P 500 returned +7.1%, S&P SmallCap was +3.2%, MSCI EAFE (international developed markets) gained +5.2% and MSCI Emerging Markets were +6.1%. Bond market returns were roughly +5% for several Barclays indexes including High Yield and Investment Grade Corporates, Intermediate U.S. Treasuries and U.S. TIPS, while returns from shorter maturity fixed income were also positive. The net of this market action was all TOPS® portfolios saw rising values for the first half. Looking back over the past 12 months, every TOPS® portfolio except the appropriately-titled TOPS® Conservative recorded returns ranging from +12% to +25%.

With regard to fixed income, we note that “Nobody wanted bonds for Christmas, but they turned out to be a pretty good present.” Last December, fears of the impact of tapering from the Federal Reserve were rampant and the yield of the benchmark 10-year U.S. Treasury (10UST) surged toward 3% from close to 1.5%. It hit that round number on the final day of 2013 and many analysts expected further increases in early 2014. A combination of factors forestalled that rise, including the weather-related GDP slowdown; dovish statements from the new Fed Chair, Janet Yellen; worries of deflation in Europe; a flight to quality due to geopolitical issues; and investor rebalancing after extreme equity outperformance in 2013. While we continue to believe that the secular (decades-long) decline in interest rates is nearing its end, the stop and start pattern of 10UST yields is in line with our expectation that the process may not be linear. The possibility that inflation has bottomed and the probability that the Federal Reserve may not suppress bond

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yields forever combine to indicate that the 10UST yield may not fall much from here. Nonetheless, there is no reason to expect a sharp rise, so we are maintaining our strategy of slightly short fixed income portfolios with an emphasis on generating reasonable interest income through global diversification and floating rate bond instruments.

The TOPS® Portfolio Management Team sympathizes with the plight of the forecasters pointed out earlier in this Commentary, but we must note that the current dismal results of their efforts are not unusual. To quote Nils Bohr (a Nobel laureate in physics) “Prediction is very difficult, especially if it is about the future.” Even as we avoid specific shorter term forecasts, we do utilize assumptions about the longer term trends of the economy and financial markets. We believe analyzing and monitoring the trends in place can be quite useful to longer term investors in building diversified portfolios with favorable risk vs. reward characteristics. Over any extended period of time, growth rates surge and ebb as underlying factors wax and wane, which is the basis for expecting data “reversion to the mean” over time. Through the TOPS® Strategic process, we are able to focus on trends that we feel fit in the 12-36 month time horizon and longer.

Applying that concept to Gross Domestic Product (GDP), we analyze demographics, availability of natural resources and technological advances. Although these factors combine to increase U.S. GDP over time, the rate of growth is far from constant. Thus, periods of above-average or below-average growth eventually converge on the historic +2.5% to +3.0% average – i.e., GDP reverts to the mean (average) growth rate. The low yields available from bond markets around the globe may suggest that the markets believe that economic growth is permanently slower, inflation is permanently lower and the central banks can permanently suppress interest rates. We think at least two of those beliefs will be proven wrong over time.

With respect to stock markets, our working assumption is that earnings (EPS) will continue to grow a little faster than nominal GDP over time. Currently, the bears think that the assumption priced into equities is that EPS will rise forever. We would have agreed with that evaluation in 1999 when the S&P 500 price to earnings ratio (P/E) of 30x was the highest ever seen, but not now with the P/E at roughly 15-16x. Not being short term forecasters, we do not try to guess when EPS will peak, but we never forget that EPS (in dollars as well as percentage growth rates) have always been cyclical.

At mid-year, the overall momentum of the U.S economy and financial markets is positive. Second quarter (Q2) returns for fixed income slowed a bit from the strong Q1, but were still positive despite a modest uptick in inflation to 2%. As Q2 progressed, equity markets strengthened as the large cap indexes reached new highs several times and finished June at new all-time highs.

Most economic data reported for March into June strongly suggests a solid Q2 GDP recovery from the abysmal -2.9% Q1 GDP report. While Q1 was hit hard by the extreme cold and snow, it was also impacted by other factors including reduced inventories, weak exports and consumer spending impacted by the Affordable Care Act (ACA) rollout. The first two factors may have a much smaller impact on Q2 GDP. While ACA uncertainty continues, the consumer seems to be

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recovering due to stronger employment growth, rising incomes and more credit availability. As a result, it seems unlikely that the weak Q1 results are the harbinger of an impending recession.

The TOPS® Team is also closely watching the actions of the European Central Bank (ECB). With the risk of deflation in the Eurozone rising, the ECB finally took several actions in an effort to create economic stimulus and boost inflation. The ECB cut several key rates, including an unprecedented reduction of the rate they pay on overnight deposits to MINUS 0.10%. They hope charging for overnight funds deposits with the ECB will encourage banks to increase loans to consumers and businesses. The ECB also outlined a program of long-term refinancing operations designed to aid bank lending, with an initial target size of 400 billion Euros. The overall impact of these changes is perceived to be positive for the economic growth and stock prices in Europe.

Our process calls for analyzing different equity markets for reward (longer term growth and income) and risk (valuations). At this point, we feel our examination of history suggests that U.S. smaller cap stocks are priced a bit richly. As such, we reduced exposure to small- and mid-cap securities in the TOPS® Portfolios during the second quarter. On the other end of the spectrum, emerging markets (EM) look very cheap. EM companies continue to have strong longer term growth prospects due to demographics and greatly improved balance sheets and governance. Maintaining our positions in EM seems to be paying off as June saw solid gains. Whatever happens in the short term with bonds, smaller stocks, EM or natural resources, these areas are critical to our diversification strategy for the longer term.

The primary goal of TOPS® is to optimize risk adjusted returns, in an attempt to create successful long term results for our investors. As the fair weather fans enter the game, and the short term prognosticators attempt to predict the result of each game, we sit as global sports ambassadors. As such, we are happy about the general popularity of the games and we benefit from the success of our teams. However, you will not find us trying to predict how many passes the Bears will complete in the 3rd quarter, or how many goals Spain will score. Likewise, you may find it is much more desirable to be a long term fan than a fair weather fan who jumps from team to team and investment to investment.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market.  The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets

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countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

2300-NLD-8/11/2014

4

TOPS® Aggressive Growth ETF Portfolio

Portfolio Review

June 30, 2014 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2014, as compared to its benchmark:

	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
Aggressive Growth ETF Portfolio
Class 1	5.76%	22.52%	10.44%	8.99%
Class 2	5.62%	21.58%	10.26%	8.83%
S&P 500 Total Return Index ***	7.14%	24.61%	16.58%	15.01%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2014 prospectus, the Portfolio’s total annual operating expense ratios for Class 1 and Class 2 are 0.41% and 0.66%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2014	% of Net Assets
Equity ETFs	98.0%
Other Assets/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

5

TOPS® Balanced ETF Portfolio

Portfolio Review

June 30, 2014 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2014, as compared to its benchmark:

	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
Balanced ETF Portfolio
Class 1	5.46%	13.29%	7.58%	6.91%
Class 2	4.69%	12.54%	7.18%	6.50%
S&P 500 Total Return Index ***	7.14%	24.61%	16.58%	15.01%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2014 prospectus, the Portfolio’s total annual operating expense ratios for Class 1 and Class 2 are 0.45% and 0.70%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2014	% of Net Assets
Equity ETFs	50.1%
Debt ETFs	47.9%
Other Assets/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

6

TOPS® Conservative ETF Portfolio

Portfolio Review

June 30, 2014 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2014, as compared to its benchmark:

	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
Conservative ETF Portfolio
Class 1	3.79%	8.49%	5.93%	5.62%
Class 2	3.63%	8.16%	5.69%	5.39%
S&P 500 Total Return Index ***	7.14%	24.61%	16.58%	15.01%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2014 prospectus, the Portfolio’s total annual operating expense ratios for Class 1 and Class 2 are 0.48% and 0.73%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2014	% of Net Assets
Debt ETFs	67.5%
Equity ETFs	29.8%
Other Assets/Cash & Cash Equivalents	2.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

7

TOPS® Growth ETF Portfolio

Portfolio Review

June 30, 2014 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2014, as compared to its benchmark:

	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
Growth ETF Portfolio
Class 1	5.69%	19.60%	12.94%	11.46%
Class 2	5.52%	19.31%	12.46%	11.02%
S&P 500 Total Return Index ***	7.14%	24.61%	16.58%	15.01%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2014 prospectus, the Portfolio’s total annual operating expense ratios for Class 1 and Class 2 are 0.44% and 0.69%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2014	% of Net Assets
Equity ETFs	85.0%
Debt ETFs	13.0%
Other Assets/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

8

TOPS® Moderate Growth ETF Portfolio

Portfolio Review

June 30, 2014 (Unaudited)

The Portfolio’s performance figures* for the periods ended June 30, 2014, as compared to its benchmark:

	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
Moderate Growth ETF Portfolio
Class 1	5.36%	15.91%	8.49%	7.52%
Class 2	5.22%	15.93%	8.23%	7.27%
S&P 500 Total Return Index ***	7.14%	24.61%	16.58%	15.01%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2014 prospectus, the Portfolio’s total annual operating expense ratios for Class 1 and Class 2 are 0.45% and 0.70%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2014	% of Net Assets
Equity ETFs	65.1%
Debt ETFs	32.9%
Other Assets/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

9

TOPS® Aggressive Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
1,236	FlexShares Global Upstream Natural Resources Index Fund	$46,202
1,833	Guggenheim Timber ETF	46,228
2,429	iShares Core S&P Mid-Cap ETF	347,541
3,312	iShares Core S&P Small-Cap ETF	371,242
3,285	iShares S&P 500 Growth ETF	345,549
3,568	iShares S&P 500 Value ETF	322,119
1,042	SPDR Dow Jones International Real Estate ETF	46,098
557	SPDR Dow Jones REIT ETF	46,231
428	SPDR S&P China ETF	32,207
7,939	Vanguard FTSE All-World ex-US ETF	415,131
623	Vanguard FTSE All-World ex-US Small-Cap ETF	69,253
4,055	Vanguard FTSE Emerging Markets ETF	174,892
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,991,970)	2,262,693

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
29,201	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (Cost - $29,201) (a)	29,201

	TOTAL INVESTMENTS - 99.3% (Cost - $2,021,171) (b)	$2,291,894
	OTHER ASSETS AND LIABILITIES - NET - 0.7%	16,467
	TOTAL NET ASSETS - 100.0%	$2,308,361

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2014.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,022,720 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$269,174
Unrealized depreciation:	—
Net unrealized appreciation:	$269,174

See accompanying notes to financial statements.

10

TOPS® Balanced ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.9%
13,826	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$349,107
2,230	iShares 3-7 Year Treasury Bond ETF	271,614
1,528	iShares Floating Rate Bond ETF	77,622
2,038	iShares iBoxx $ High Yield Corporate Bond ETF	194,018
2,274	iShares iBoxx $ Investment Grade Corporate Bond ETF	271,197
5,791	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	310,224
3,121	PowerShares Senior Loan Portfolio	77,619
5,040	SPDR Barclays Short Term Corporate Bond ETF	155,282
1,251	SPDR DB International Government Inflation-Protected Bond ETF	77,575
1,631	WisdomTree Emerging Markets Local Debt Fund	77,538
		1,861,796
	EQUITY FUNDS - 50.1%
1,042	FlexShares Global Upstream Natural Resources Index Fund	38,950
1,544	Guggenheim Timber ETF	38,940
1,091	iShares Core S&P Mid-Cap ETF	156,100
1,395	iShares Core S&P Small-Cap ETF	156,366
2,583	iShares S&P 500 Growth ETF	271,706
4,725	iShares S&P 500 Value ETF	426,573
2,636	SPDR Dow Jones International Real Estate ETF	116,617
1,408	SPDR Dow Jones REIT ETF	116,864
361	SPDR S&P China ETF	27,165
271	Vanguard Energy ETF	39,013
5,946	Vanguard FTSE All-World ex-US ETF	310,916
701	Vanguard FTSE All-World ex-US Small-Cap ETF	77,923
2,965	Vanguard FTSE Emerging Markets ETF	127,880
350	Vanguard Materials ETF	39,126
		1,944,139
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,521,630)	3,805,935

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
89,793	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (Cost - $89,793) (a)	89,793

	TOTAL INVESTMENTS - 100.3% (Cost - $3,611,423) (b)	$3,895,728
	OTHER ASSETS AND LIABILITIES - NET - (0.3)%	(10,776)
	TOTAL NET ASSETS - 100.0%	$3,884,952

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2014.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,644,675 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$253,102
Unrealized depreciation:	(2,049)
Net unrealized appreciation:	$251,053

See accompanying notes to financial statements.

11

TOPS® Conservative ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.3%
	DEBT FUNDS - 67.5%
9,932	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$250,783
1,780	iShares 1-3 Year Treasury Bond ETF	150,517
1,030	iShares 3-7 Year Treasury Bond ETF	125,454
1,482	iShares Floating Rate Bond ETF	75,286
1,260	iShares iBoxx $ Investment Grade Corporate Bond ETF	150,268
939	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	100,351
4,681	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	250,761
989	PIMCO Enhanced Short Maturity Exchange-Traded Fund	100,285
6,056	PowerShares Senior Loan Portfolio	150,613
4,887	SPDR Barclays Short Term Corporate Bond ETF	150,568
1,213	SPDR DB International Government Inflation-Protected Bond ETF	75,218
2,637	WisdomTree Emerging Markets Local Debt Fund	125,363
		1,705,467
	EQUITY FUNDS - 29.8%
1,347	FlexShares Global Upstream Natural Resources Index Fund	50,351
706	iShares Core S&P Mid-Cap ETF	101,014
452	iShares Core S&P Small-Cap ETF	50,665
1,194	iShares S&P 500 Growth ETF	125,597
1,945	iShares S&P 500 Value ETF	175,594
1,136	SPDR Dow Jones International Real Estate ETF	50,257
607	SPDR Dow Jones REIT ETF	50,381
2,403	Vanguard FTSE All-World ex-US ETF	125,653
227	Vanguard FTSE All-World ex-US Small-Cap ETF	25,233
		754,745
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,398,986)	2,460,212

	SHORT-TERM INVESTMENT - 7.0%
	MONEY MARKET FUND - 7.0%
177,684	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (Cost - $177,684) (a)	177,684

	TOTAL INVESTMENTS - 104.3% (Cost - $2,576,670) (b)	$2,637,896
	OTHER LIABILITIES AND ASSETS - NET - (4.3)%	(109,476)
	TOTAL NET ASSETS - 100.0%	$2,528,420

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2014.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,579,742 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$58,156
Unrealized depreciation:	(2)
Net unrealized appreciation:	$58,154

See accompanying notes to financial statements.

12

TOPS® Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2014 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
6,425	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$162,231
2,273	iShares iBoxx $ High Yield Corporate Bond ETF	216,390
3,028	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	162,210
3,412	WisdomTree Emerging Markets Local Debt Fund	162,206
		703,037
	EQUITY FUNDS - 85.0%
4,355	FlexShares Global Upstream Natural Resources Index Fund	162,790
4,307	Guggenheim Timber ETF	108,623
4,182	iShares Core S&P Mid-Cap ETF	598,361
5,833	iShares Core S&P Small-Cap ETF	653,821
6,686	iShares S&P 500 Growth ETF	703,300
7,184	iShares S&P 500 Value ETF	648,571
3,674	SPDR Dow Jones International Real Estate ETF	162,538
1,308	SPDR Dow Jones REIT ETF	108,564
718	SPDR S&P China ETF	54,030
377	Vanguard Energy ETF	54,273
17,615	Vanguard FTSE All-World ex-US ETF	921,088
976	Vanguard FTSE All-World ex-US Small-Cap ETF	108,492
6,262	Vanguard FTSE Emerging Markets ETF	270,080
487	Vanguard Materials ETF	54,442
		4,608,973
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,518,935)	5,312,010

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
138,760	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (Cost - $138,760) (a)	138,760

	TOTAL INVESTMENTS - 100.5% (Cost - $4,657,695) (b)	$5,450,770
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(29,549)
	TOTAL NET ASSETS - 100.0%	$5,421,221

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2014.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,659,583 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$797,989
Unrealized depreciation:	(6,802)
Net unrealized appreciation:	$791,187

See accompanying notes to financial statements.

13

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2014 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.9%
11,146	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$281,436
2,464	iShares iBoxx $ High Yield Corporate Bond ETF	234,573
2,750	iShares iBoxx $ Investment Grade Corporate Bond ETF	327,965
4,377	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	234,476
3,774	PowerShares Senior Loan Portfolio	93,859
4,571	SPDR Barclays Short Term Corporate Bond ETF	140,833
2,269	SPDR DB International Government Inflation-Protected Bond ETF	140,701
1,972	WisdomTree Emerging Markets Local Debt Fund	93,749
		1,547,592
	EQUITY FUNDS - 65.1%
2,519	FlexShares Global Upstream Natural Resources Index Fund	94,160
3,735	Guggenheim Timber ETF	94,197
2,639	iShares Core S&P Mid-Cap ETF	377,588
3,374	iShares Core S&P Small-Cap ETF	378,192
4,463	iShares S&P 500 Growth ETF	469,463
5,194	iShares S&P 500 Value ETF	468,914
3,188	SPDR Dow Jones International Real Estate ETF	141,037
1,135	SPDR Dow Jones REIT ETF	94,205
436	SPDR S&P China ETF	32,809
327	Vanguard Energy ETF	47,075
10,786	Vanguard FTSE All-World ex-US ETF	564,000
846	Vanguard FTSE All-World ex-US Small-Cap ETF	94,041
3,586	Vanguard FTSE Emerging Markets ETF	154,664
423	Vanguard Materials ETF	47,287
		3,057,632
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,234,981)	4,605,224

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
116,475	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.06% (Cost - $116,475) (a)	116,475

	TOTAL INVESTMENTS - 100.5% (Cost - $4,351,456) (b)	$4,721,699
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(24,998)
	TOTAL NET ASSETS - 100.0%	$4,696,701

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2014.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,365,867 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$355,832
Unrealized depreciation:	—
Net unrealized appreciation:	$355,832

See accompanying notes to financial statements.

14

TOPS® ETF Portfolios

Statements of Assets and Liabilities
June 30, 2014 (Unaudited)

	Aggressive	Balanced		Conservative
	Growth	ETF		ETF
Assets:	ETF Portfolio	Portfolio		Portfolio
Investments in securities, at cost	$2,021,171	$3,611,423		$2,576,670
Investments in securities, at value	$2,291,894	$3,895,728		$2,637,896
Receivable for securities sold	26,795	16,990		6,810
Dividends receivable	972	2,558		1,620
Receivable for Portfolio shares sold	548	2,428		18,272
Total Assets	2,320,209	3,917,704		2,664,598
Liabilities:
Payable for securities purchased	10,972	31,190		134,902
Payable for Portfolio shares redeemed	55	63		403
Accrued investment advisory fees	187	333		202
Administrative service fees payable	186	333		202
Accrued distribution (12b-1) fees	448	833		469
Total Liabilities	11,848	32,752		136,178
Net Assets	$2,308,361	$3,884,952		$2,528,420

Components of Net Assets:
Paid in capital	$1,894,760	$3,331,729		$2,415,085
Undistributed net investment income	38,966	93,977		22,015
Accumulated net realized gain on investments	103,912	174,941		30,094
Net unrealized appreciation on investments	270,723	284,305		61,226
Net Assets	$2,308,361	$3,884,952		$2,528,420

Class 1 Shares:
Net assets	$83,780	$12		$164,466
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	6,432	1		14,316

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$13.03	$12.36	(a)	$11.49

Class 2 Shares:
Net assets	$2,224,581	$3,884,940		$2,363,954
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	171,648	322,309		206,861

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.96	$12.05		$11.43

(a)	NAV may not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

15

TOPS® ETF Portfolios

Statements of Assets and Liabilities (Continued)
June 30, 2014 (Unaudited)

	Growth	Moderate
	ETF	Growth
Assets:	Portfolio	ETF Portfolio
Investments in securities, at cost	$4,657,695	$4,351,456
Investments in securities, at value	$5,450,770	$4,721,699
Receivable for securities sold	17,053	17,679
Dividends receivable	3,046	2,707
Receivable for Portfolio shares sold	2,507	1,840
Total Assets	5,473,376	4,743,925
Liabilities:
Payable for securities purchased	50,109	42,422
Payable for Portfolio shares redeemed	152	3,476
Accrued investment advisory fees	462	393
Administrative service fees payable	463	393
Accrued distribution (12b-1) fees	969	540
Total Liabilities	52,155	47,224
Net Assets	$5,421,221	$4,696,701

Components of Net Assets:
Paid in capital	$4,374,203	$4,003,939
Undistributed net investment income	114,160	96,335
Accumulated net realized gain on investments	139,783	226,184
Net unrealized appreciation on investments	793,075	370,243
Net Assets	$5,421,221	$4,696,701

Class 1 Shares:
Net assets	$873,134	$2,108,291
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	62,642	170,321

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$13.94	$12.38

Class 2 Shares:
Net assets	$4,548,087	$2,588,410
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	330,280	210,440

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$13.77	$12.30

See accompanying notes to financial statements.

16

TOPS® ETF Portfolios

Statements of Operations
For the Six Months Ended June 30, 2014 (Unaudited)

	Aggressive	Balanced	Conservative
	Growth	ETF	ETF
	ETF Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$21,104	$36,515	$14,478
Interest income	4	7	5
Total Investment Income	21,108	36,522	14,483
Expenses:
Investment advisory fees	975	1,868	742
Administrative service fees	975	1,867	742
Distribution fees (12b-1) - Class 2 Shares	2,341	4,668	1,750
Total Expenses	4,291	8,403	3,234
Net Investment Income	16,817	28,119	11,249
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	50,359	42,645	3,891
Net change in unrealized appreciation on investments	51,100	107,306	50,078
Net Realized and Unrealized Gain on Investments	101,459	149,951	53,969
Net Increase in Net Assets Resulting from Operations	$118,276	$178,070	$65,218

See accompanying notes to financial statements.

17

TOPS® ETF Portfolios

Statements of Operations (Continued)
For the Six Months Ended June 30, 2014 (Unaudited)

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$53,398	$45,381
Interest income	10	8
Total Investment Income	53,408	45,389
Expenses:
Investment advisory fees	2,561	2,147
Administrative service fees	2,561	2,147
Distribution fees (12b-1) - Class 2 Shares	5,372	2,856
Total Expenses	10,494	7,150
Net Investment Income	42,914	38,239
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	84,826	64,026
Net change in unrealized appreciation on investments	164,402	119,243
Net Realized and Unrealized Gain on Investments	249,228	183,269
Net Increase in Net Assets Resulting from Operations	$292,142	$221,508

See accompanying notes to financial statements.

18

TOPS® ETF Portfolios

Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Six Months Ended		Six Months Ended
	June 30, 2014	Year Ended	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013	(Unaudited)	December 31, 2013

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$16,817	$22,154	$28,119	$65,884
Net realized gain on investments	50,359	56,362	42,645	151,615
Distributions of realized gains by underlying investment companies	—	—	—	405
Net change in unrealized appreciation (depreciation) on investments	51,100	187,840	107,306	89,084
Net increase in net assets resulting from operations	118,276	266,356	178,070	306,988
From Distributions to Shareholders:
From Net Investment Income:
Class 1	—	(178)	—	—
Class 2	—	(10,859)	—	(48,690)
From Net Realized Gains:
Class 1	—	(32)	—	—
Class 2	—	(2,111)	—	—

Total distributions to shareholders	—	(13,180)	—	(48,690)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	4,936	135,142	—	1
Class 2	658,022	1,036,247	275,917	4,229,735
Reinvestment of distributions
Class 1	—	210	—	—
Class 2	—	12,970	—	48,690
Cost of shares redeemed
Class 1	(89)	(67,191)	—	(1,867,119)
Class 2	(263,295)	(388,315)	(190,848)	(2,304,281)
Net increase in net assets from share transactions of beneficial interest	399,574	729,063	85,069	107,026
Total increase in net assets	517,850	982,239	263,139	365,324

Net Assets:
Beginning of period	1,790,511	808,272	3,621,813	3,256,489
End of period	$2,308,361	$1,790,511	$3,884,952	$3,621,813
Undistributed net investment income at end of period	$38,966	$22,149	$93,977	$65,858

See accompanying notes to financial statements.

19

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Six Months Ended		Six Months Ended
	June 30, 2014	Year Ended	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013	(Unaudited)	December 31, 2013
SHARE ACTIVITY
Class 1
Shares Sold	418	11,681	—	—
Shares Reinvested	—	18	—	—
Shares Redeemed	(7)	(5,679)	—	(167,906)
Net increase (decrease) in shares of beneficial interest outstanding	411	6,020	—	(167,906)

Class 2
Shares Sold	52,886	92,409	23,670	381,854
Shares Reinvested	—	1,128	—	4,367
Shares Redeemed	(21,122)	(33,750)	(16,104)	(207,165)
Net increase in shares of beneficial interest outstanding	31,764	59,787	7,566	179,056

See accompanying notes to financial statements.

20

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio

	Six Months Ended		Six Months Ended
	June 30, 2014	Year Ended	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013	(Unaudited)	December 31, 2013

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$11,249	$10,768	$42,914	$71,252
Net realized gain on investments	3,891	26,848	84,826	60,103
Distributions of realized gains by underlying investment companies	—	165	—	449
Net change in unrealized appreciation (depreciation) on investments	50,078	(946)	164,402	524,132
Net increase in net assets resulting from operations	65,218	36,835	292,142	655,936
From Distributions to Shareholders:
From Net Investment Income:
Class 1	—	(979)	—	(6,888)
Class 2	—	(6,321)	—	(29,750)
From Net Realized Gains:
Class 1	—	(605)	—	(43)
Class 2	—	(4,257)	—	(199)

Total distributions to shareholders	—	(12,162)	—	(36,880)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	94,985	65,474	7,476	593,642
Class 2	1,840,390	982,378	552,919	3,180,312
Reinvestment of distributions
Class 1	—	1,584	—	6,931
Class 2	—	10,578	—	29,949
Cost of shares redeemed
Class 1	(65)	(49,755)	(4,836)	(258,764)
Class 2	(120,716)	(1,086,244)	(358,292)	(1,636,897)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,814,594	(75,985)	197,267	1,915,173
Total increase (decrease) in net assets	1,879,812	(51,312)	489,409	2,534,229

Net Assets:
Beginning of period	648,608	699,920	4,931,812	2,397,583
End of period	$2,528,420	$648,608	$5,421,221	$4,931,812
Undistributed net investment income at end of period	$22,015	$10,766	$114,160	$71,246

See accompanying notes to financial statements.

21

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio

	Six Months Ended		Six Months Ended
	June 30, 2014	Year Ended	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013	(Unaudited)	December 31, 2013
SHARE ACTIVITY
Class 1
Shares Sold	8,354	5,969	566	51,114
Shares Reinvested	—	146	—	555
Shares Redeemed	(6)	(4,577)	(362)	(22,489)
Net increase in shares of beneficial interest outstanding	8,348	1,538	204	29,180

Class 2
Shares Sold	165,004	89,150	42,170	264,846
Shares Reinvested	—	978	—	2,427
Shares Redeemed	(10,951)	(97,215)	(26,711)	(135,494)
Net increase (decrease) in shares of beneficial interest outstanding	154,053	(7,087)	15,459	131,779

See accompanying notes to financial statements.

22

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$38,239	$58,106
Net realized gain on investments	64,026	164,381
Distributions of realized gains by underlying investment companies	—	425
Net change in unrealized appreciation (depreciation) on investments	119,243	156,442
Net increase in net assets resulting from operations	221,508	379,354
From Distributions to Shareholders:
From Net Investment Income:
Class 1	—	(20,027)
Class 2	—	(18,404)
From Net Realized Gains:
Class 1	—	(6,284)
Class 2	—	(6,257)

Total distributions to shareholders	—	(50,972)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	2,166,588
Class 2	720,715	1,475,187
Reinvestment of distributions
Class 1	—	26,311
Class 2	—	24,661
Cost of shares redeemed
Class 1	(240)	(1,267,568)
Class 2	(486,638)	(1,093,446)
Net increase in net assets from share transactions of beneficial interest	233,837	1,331,733
Total increase in net assets	455,345	1,660,115

Net Assets:
Beginning of period	4,241,356	2,581,241
End of period	$4,696,701	$4,241,356
Undistributed net investment income at end of period	$96,335	$58,096

See accompanying notes to financial statements.

23

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
SHARE ACTIVITY
Class 1
Shares Sold	—	194,210
Shares Reinvested	—	2,343
Shares Redeemed	(20)	(115,240)
Net increase (decrease) in shares of beneficial interest outstanding	(20)	81,313

Class 2
Shares Sold	60,898	131,270
Shares Reinvested	—	2,206
Shares Redeemed	(42,017)	(98,859)
Net increase in shares of beneficial interest outstanding	18,881	34,617

See accompanying notes to financial statements.

24

TOPS® ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$12.32		$10.05	$8.67	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.34	0.06	0.14
Net realized and unrealized gain (loss) on investments	0.60		2.04	1.32	(1.47)
Total income (loss) from investment operations	0.71		2.38	1.38	(1.33)

Less distributions from:
Net investment income	—		(0.09)	—	—
Net realized gain	—		(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.11)	—	—

Net asset value, end of period	$13.03		$12.32	$10.05	$8.67

Total return (d)	5.76%		23.68%	15.92%	(13.30)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$84		$74	$10 (h)	$35
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.83	% (f)	2.83%	0.69%	2.34	% (f)
Portfolio turnover rate	14	% (g)	32%	32%	7	% (g)

(a)	The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

25

TOPS® ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$12.27		$10.09	$8.66	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.19	0.36	0.35
Net realized and unrealized gain (loss) on investments	0.58		2.09	1.08	(1.69)
Total income (loss) from investment operations	0.69		2.28	1.44	(1.34)

Less distributions from:
Net investment income	—		(0.08)	(0.01)	—
Net realized gain	—		(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.10)	(0.01)	—

Net asset value, end of period	$12.96		$12.27	$10.09	$8.66

Total return (d)	5.62%		22.63%	16.64%	(13.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$2,225		$1,716	$808	$16
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.72	% (f)	1.68%	3.66%	5.93	% (f)
Portfolio turnover rate	14	% (g)	32%	32%	7	% (g)

(a)	The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

26

TOPS® ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$11.72		$10.76	$9.57		$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.16	0.38		0.24
Net realized and unrealized gain (loss) on investments	0.53		0.80	0.81		(0.67)
Total income (loss) from investment operations	0.64		0.96	1.19		(0.43)

Less distributions from:
Net investment income	—		—	(0.00	)(i)	—

Net asset value, end of period	$12.36		$11.72	$10.76		$9.57

Total return (d)	5.46%		8.92%	12.48%		(4.30)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$12	(e)	$12 (e)	$1,806		$38
Ratio of expenses to average net assets (f)	0.20	% (g)	0.20%	0.20%		0.20	% (g)
Ratio of net investment income to average net assets (c) (f)	1.86	% (g)	1.47%	3.62%		3.66	% (g)
Portfolio turnover rate	10	% (h)	494%	117%		16	% (h)

(a)	The Balanced ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

27

TOPS® ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$11.51		$10.69	$9.56		$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.20	0.30		0.67
Net realized and unrealized gain (loss) on investments	0.45		0.77	0.83		(1.11)
Total income (loss) from investment operations	0.54		0.97	1.13		(0.44)

Less distributions from:
Net investment income	—		(0.15)	(0.00	)(h)	—

Net asset value, end of period	$12.05		$11.51	$10.69		$9.56

Total return (d)	4.69%		9.10%	11.86%		(4.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$3,885		$3,622	$1,450		$46
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%		0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.51	% (f)	1.80%	2.82%		10.25	% (f)
Portfolio turnover rate	10	% (g)	494%	117%		16	% (g)

(a)	The Balanced ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

28

TOPS® ETF Portfolios

Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.07		$10.91	$9.91	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.20	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.31		0.32	0.80	(0.33)
Total income (loss) from investment operations	0.42		0.52	1.03	(0.09)

Less distributions from:
Net investment income	—		(0.22)	(0.03)	—
Net realized gain	—		(0.14)	—	—
Total distributions from net investment income and net realized gains	—		(0.36)	(0.03)	—

Net asset value, end of period	$11.49		$11.07	$10.91	$9.91

Total return (d)	3.79%		4.81%	10.35%	(0.90)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$164		$66	$48	$40
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	2.02	% (f)	1.81%	2.15%	3.54	% (f)
Portfolio turnover rate	3	% (g)	166%	107%	52	% (g)

(a)	The Conservative ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

29

TOPS® ETF Portfolios

Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.03		$10.88	$9.90	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.16	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.32		0.33	0.71	(0.36)
Total income (loss) from investment operations	0.40		0.49	1.01	(0.10)

Less distributions from:
Net investment income	—		(0.20)	(0.03)	—
Net realized gain	—		(0.14)	—	—
Total distributions from net investment income and net realized gains	—		(0.34)	(0.03)	—

Net asset value, end of period	$11.43		$11.03	$10.88	$9.90

Total return (d)	3.63%		4.57%	10.16%	(1.00)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$2,364		$583	$652	$15
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.49	% (f)	1.41%	2.76%	3.73	% (f)
Portfolio turnover rate	3	% (g)	166%	107%	52	% (g)

(a)	The Conservative ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

30

TOPS® ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2014		Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2013		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$13.19		$11.17		$9.64	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.25		0.26	0.24
Net realized and unrealized gain (loss) on investments	0.63		1.88		1.31	(1.34)
Total income (loss) from investment operations	0.75		2.13		1.57	(1.10)

Less distributions from:
Net investment income	—		(0.11)		(0.01)	—
Net realized gain	—		(0.00	) (d)	(0.03)	—
Total distributions from net investment income and net realized gains	—		(0.11)		(0.04)	—

Payments by affiliates	—		—		—	0.74

Net asset value, end of period	$13.94		$13.19		$11.17	$9.64

Total return (e)	5.69%		19.14%		16.31%	(3.60	)% (i)

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$873		$824		$371	$144
Ratio of expenses to average net assets (f)	0.20	% (g)	0.20%		0.20%	0.20	% (g)
Ratio of net investment income to average net assets (c) (f)	1.88	% (g)	2.03%		2.50%	3.86	% (g)
Portfolio turnover rate	10	% (h)	23%		13%	180	% (h)

(a)	The Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2011, 4.19% of the total return of Class 1 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (7.79)% for Class 1.

See accompanying notes to financial statements.

31

TOPS® ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2014		Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2013		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$13.05		$11.07		$9.58	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.23		0.42	0.46
Net realized and unrealized gain (loss) on investments	0.61		1.85		1.11	(1.09)
Total income (loss) from investment operations	0.72		2.08		1.53	(0.63)

Less distributions from:
Net investment income	—		(0.10)		(0.01)	—
Net realized gain	—		(0.00	) (d)	(0.03)	—
Total distributions from net investment income and net realized gains	—		(0.10)		(0.04)	—

Payments by affiliates	—		—		—	0.21

Net asset value, end of period	$13.77		$13.05		$11.07	$9.58

Total return (e)	5.52%		18.89%		15.99%	(4.20	)% (i)

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$4,548		$4,108		$2,026	$44
Ratio of expenses to average net assets (f)	0.45	% (g)	0.45%		0.45%	0.45	% (g)
Ratio of net investment income to average net assets (c) (f)	1.64	% (g)	1.90%		3.86%	7.02	% (g)
Portfolio turnover rate	10	% (h)	23%		13%	180	% (h)

(a)	The Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2011, 0.50% of the total return of Class 2 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (4.70)% for Class 2.

See accompanying notes to financial statements.

32

TOPS® ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.75		$10.52	$9.16	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.11		0.27	0.29	0.56
Net realized and unrealized gain (loss) on investments	0.52		1.12	1.10	(1.40)
Total income (loss) from investment operations	0.63		1.39	1.39	(0.84)

Less distributions from:
Net investment income	—		(0.12)	(0.03)	—
Net realized gain	—		(0.04)	—	—
Total distributions from net investment income and net realized gains	—		(0.16)	(0.03)	—

Net asset value, end of period	$12.38		$11.75	$10.52	$9.16

Total return (d)	5.36%		13.25%	15.20%	(8.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$2,108		$2,002	$936	$499
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.89	% (f)	2.43%	2.93%	8.56	% (f)
Portfolio turnover rate	16	% (g)	80%	21%	9	% (g)

(a)	The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

33

TOPS® ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2014		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.69		$10.48	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.21	0.36	0.60
Net realized and unrealized gain (loss) on investments	0.51		1.15	1.00	(1.45)
Total income (loss) from investment operations	0.61		1.36	1.36	(0.85)

Less distributions from:
Net investment income	—		(0.11)	(0.03)	—
Net realized gain	—		(0.04)	—	—
Total distributions from net investment income and net realized gains	—		(0.15)	(0.03)	—

Net asset value, end of period	$12.30		$11.69	$10.48	$9.15

Total return (d)	5.22%		13.02%	14.89%	(8.50)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$2,588		$2,240	$1,645	$14
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.68	% (f)	1.92%	3.55%	9.63	% (f)
Portfolio turnover rate	16	% (g)	80%	21%	9	% (g)

(a)	The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

34

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (Unaudited)

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of five different actively managed portfolios. Included in the TOPS® ETF Portfolios is the TOPS Conservative ETF Portfolio formerly known as the TOPS Capital Preservation ETF Portfolio. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	To preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer two classes of shares: Class 1 Shares and Class 2 Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

35

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

36

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2014 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,262,693	$—	$—	$2,262,693
Short-Term Investment	29,201	—	—	29,201
Total	$2,291,894	$—	$—	$2,291,894

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,805,935	$—	$—	$3,805,935
Short-Term Investment	89,793	—	—	89,793
Total	$3,895,728	$—	$—	$3,895,728

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,460,212	$—	$—	$2,460,212
Short-Term Investment	177,684	—	—	177,684
Total	$2,637,896	$—	$—	$2,637,896

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,312,010	$—	$—	$5,312,010
Short-Term Investment	138,760	—	—	138,760
Total	$5,450,770	$—	$—	$5,450,770

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,605,224	$—	$—	$4,605,224
Short-Term Investment	116,475	—	—	116,475
Total	$4,721,699	$—	$—	$4,721,699

The Portfolios did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during period. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.
37

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2011-2012 tax returns or expected to be taken in each Portfolio’s 2013 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

38

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$687,317	$274,306
Balanced ETF Portfolio	485,393	378,264
Conservative ETF Portfolio	1,819,598	48,736
Growth ETF Portfolio	760,373	524,492
Moderate Growth ETF Portfolio	934,721	664,612

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

ValMark Advisors, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Trust are also officers of GFS.

Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for Class 2 shares. The fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. The Distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. For the six months ended June 30, 2014, the Trustees received fees in the amount $3,473 on behalf of each Portfolio.

The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

39

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)9 of the 1940 Act. As of June 30, 2014, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Aggressive Growth ETF Portfolio

Ohio National Life Insurance Company	55%
Pruco Life Insurance Company	40%

Balanced ETF Portfolio

Ohio National Life Insurance Company	44%
New York Life Insurance Company	37%

Conservative ETF Portfolio

Jefferson National Life Insurance Company	77%

Growth ETF Portfolio

Ohio National Life Insurance Company	63%

Moderate Growth ETF Portfolio

Jefferson National Life Insurance Company	46%
Ohio National Life Insurance Company	25%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years were as follows:

	For the year ended December 31, 2013			For the year ended December 31, 2012
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$13,180	$—	$13,180	$770	$—	$770
Balanced ETF Portfolio	48,690	—	48,690	1,287	—	1,287
Capital Preservation ETF Portfolio	12,095	67	12,162	1,097	—	1,097
Growth ETF Portfolio	36,638	242	36,880	7,843	5	7,848
Moderate Growth ETF Portfolio	50,368	604	50,972	5,304	—	5,304
40

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2014 (Unaudited)

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed		Capital Loss	Post October Loss		Total
	Ordinary	Long-Term	Carry	and	Unrealized	Accumulated
Fund	Income	Capital Gains	Forwards	Late Year Loss	Appreciation	Earnings
Aggressive Growth ETF Portfolio	$24,835	$52,416	$—	$—	$218,074	$295,325
Balanced ETF Portfolio	155,990	75,491	—	(76)	143,748	375,153
Capital Preservation ETF Portfolio	25,060	14,981	—	—	8,076	48,117
Growth ETF Portfolio	71,246	56,845	—	—	626,785	754,876
Moderate Growth ETF Portfolio	124,394	110,271	—	—	236,589	471,254

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of short-term capital gains.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following portfolios incurred and elected to defer such late year capital losses as follows:

Post October
Fund	Losses
Balanced ETF Portfolio	$76

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

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TOPS® ETF Portfolios
EXPENSE EXAMPLES
June 30, 2014 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class 1	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-14	Ending Account Value 6-30-14	Expenses Paid During Period*	Ending Account Value 6-30-14	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,057.60	$1.02	$1,023.80	$1.00
Balanced ETF Portfolio	0.20%	$1,000.00	$1,054.60	$1.02	$1,023.80	$1.00
Conservative ETF Portfolio	0.20%	$1,000.00	$1,037.90	$1.01	$1,023.80	$1.00
Growth ETF Portfolio	0.20%	$1,000.00	$1,056.90	$1.02	$1,023.80	$1.00
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,053.60	$1.02	$1,023.80	$1.00
42

TOPS® ETF Portfolios

EXPENSE EXAMPLES (Continued)

June 30, 2014 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
Class 2	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1-1-14	Ending Account Value 6-30-14	Expenses Paid During Period*	Ending Account Value 6-30-14	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,056.20	$2.29	$1,022.56	$2.26
Balanced ETF Portfolio	0.45%	$1,000.00	$1,046.90	$2.28	$1,022.56	$2.26
Conservative ETF Portfolio	0.45%	$1,000.00	$1,036.30	$2.27	$1,022.56	$2.26
Growth ETF Portfolio	0.45%	$1,000.00	$1,055.20	$2.29	$1,022.56	$2.26
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,052.20	$2.29	$1,022.56	$2.26

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).
43

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
44

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.
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PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR

ValMark Advisers, Inc.

130 Springside Drive

Akron, OH 44333

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

08/25/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/25/14